Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Communication Services: 4.9%
23,532	(1)	Altice USA, Inc.	$487,583	0.1
449		Cable One, Inc.	814,095	0.1
8,086	(1)	Live Nation Entertainment, Inc.	736,877	0.1
1,139	(1)	Madison Square Garden Sports Corp.	211,797	0.0
43,466	(1)	Match Group, Inc.	6,823,727	1.1
434		Nexstar Media Group, Inc.	65,951	0.0
87,225	(1)	Pinterest, Inc.	4,444,114	0.7
16,333	(1)	Playtika Holding Corp.	451,281	0.1
18,315	(1)	Roku, Inc.	5,739,005	0.9
46,303	(1),(2)	Skillz, Inc.	454,696	0.1
21,495	(1)	Spotify Technology SA	4,843,683	0.7
3,615	(1)	Take-Two Interactive Software, Inc.	556,963	0.1
9,484	(1)	TripAdvisor, Inc.	321,033	0.0
12,884	(1)	Twitter, Inc.	778,065	0.1
20,799	(1)	Vimeo, Inc.	610,867	0.1
6,044		World Wrestling Entertainment, Inc.	340,035	0.1
9,340	(1)	Zillow Group, Inc. - Class A	827,337	0.1
26,627	(1)	Zillow Group, Inc. - Class C	2,346,904	0.4
74,762	(1)	Zynga, Inc. - Class A	562,958	0.1
			31,416,971	4.9

		Consumer Discretionary: 16.2%
7,768	(1)	Aptiv PLC	1,157,199	0.2
724	(1)	Autozone, Inc.	1,229,345	0.2
22,135		Bath & Body Works, Inc.	1,395,169	0.2
9,045		Best Buy Co., Inc.	956,147	0.2
2,749	(1)	Boyd Gaming Corp.	173,902	0.0
7,623	(1)	Bright Horizons Family Solutions, Inc.	1,062,799	0.2
1,566		Brunswick Corp.	149,193	0.0
9,830	(1)	Burlington Stores, Inc.	2,787,493	0.4
19,916	(1)	Caesars Entertainment, Inc.	2,236,169	0.3
2,206	(1)	Carmax, Inc.	282,280	0.0
12,128	(1)	Carvana Co.	3,657,077	0.6
17,116	(1)	Chegg, Inc.	1,164,230	0.2
4,414	(1)	Chipotle Mexican Grill, Inc.	8,022,533	1.2
5,476		Choice Hotels International, Inc.	692,002	0.1
5,797		Churchill Downs, Inc.	1,391,744	0.2
389		Columbia Sportswear Co.	37,282	0.0
13,888		Darden Restaurants, Inc.	2,103,615	0.3
585	(1)	Deckers Outdoor Corp.	210,717	0.0
3,927		Domino's Pizza, Inc.	1,873,022	0.3
19,953	(1)	DoorDash, Inc.	4,109,919	0.6
21,607		D.R. Horton, Inc.	1,814,340	0.3
47,758	(1)	DraftKings, Inc. - Class A	2,300,025	0.4
19,918	(1)	Etsy, Inc.	4,142,147	0.6
22,807	(1)	Expedia Group, Inc.	3,738,067	0.6
8,663	(1)	Five Below, Inc.	1,531,705	0.2
16,003	(1)	Floor & Decor Holdings, Inc.	1,933,002	0.3
9,211	(1)	Frontdoor, Inc.	385,941	0.1
10,098	(1),(2)	GameStop Corp.	1,771,896	0.3
22,561		H&R Block, Inc.	564,025	0.1
32,627		Hanesbrands, Inc.	559,879	0.1
28,876	(1)	Hilton Worldwide Holdings, Inc.	3,814,808	0.6
18,521	(1)	Leslie's, Inc.	380,421	0.1
422		Lithia Motors, Inc.	133,791	0.0
17,942	(1)	Lululemon Athletica, Inc.	7,261,127	1.1
54,827	(1)	Mattel, Inc.	1,017,589	0.2
5,209	(1)	Mister Car Wash, Inc.	95,064	0.0
14,647	(1)	Nordstrom, Inc.	387,413	0.1
340	(1)	NVR, Inc.	1,629,987	0.3
3,271	(1)	O'Reilly Automotive, Inc.	1,998,777	0.3
41,527	(1)	Peloton Interactive, Inc.	3,614,925	0.6
1,547	(1)	Penn National Gaming, Inc.	112,096	0.0
552	(1),(2)	Petco Health & Wellness Co., Inc.	11,647	0.0
9,011	(1)	Planet Fitness, Inc.	707,814	0.1
6,227		Polaris, Inc.	745,123	0.1
6,123		Pool Corp.	2,659,893	0.4
11,831		Pulte Group, Inc.	543,280	0.1
23,095	(1),(2)	QuantumScape Corp.	566,751	0.1
2,698	(1)	RH	1,799,323	0.3
4,645	(1)	Six Flags Entertainment Corp.	197,413	0.0
2,320	(1)	Skechers USA, Inc.	97,718	0.0
4,389		Tapestry, Inc.	162,481	0.0
28,615		Tempur Sealy International, Inc.	1,328,022	0.2
3,406		Thor Industries, Inc.	418,121	0.1
7,154		Toll Brothers, Inc.	395,545	0.1
4,295	(1)	TopBuild Corp.	879,659	0.1
18,084		Tractor Supply Co.	3,663,999	0.6
8,860		Travel + Leisure Co.	483,136	0.1
8,365	(1)	Ulta Beauty, Inc.	3,019,096	0.5
6,277	(1)	Vail Resorts, Inc.	2,096,832	0.3
32,751		VF Corp.	2,193,990	0.3
7,027	(1)	Victoria's Secret & Co.	388,312	0.1
4,525	(1),(2)	Vroom, Inc.	99,867	0.0
6,577	(1),(2)	Wayfair, Inc.	1,680,489	0.3
28,018		Wendy's Company	607,430	0.1
8,950		Williams-Sonoma, Inc.	1,587,104	0.2
9,097		Wyndham Hotels & Resorts, Inc.	702,197	0.1
16,616	(1)	Wynn Resorts Ltd.	1,408,206	0.2
13,454	(1)	YETI Holdings, Inc.	1,152,873	0.2
5,163		Yum China Holdings, Inc.	300,022	0.0
3,989		Yum! Brands, Inc.	487,895	0.1
			104,263,100	16.2

		Consumer Staples: 1.8%
7,903	(1),(2)	Beyond Meat, Inc.	831,870	0.1
1,468	(1)	Boston Beer Co., Inc.	748,313	0.1
3,551		Brown-Forman Corp. - Class A	222,541	0.0
14,307		Brown-Forman Corp. - Class B	958,712	0.2
2,046		Church & Dwight Co., Inc.	168,938	0.0
15,655		Clorox Co.	2,592,624	0.4
1,347	(1)	Darling Ingredients, Inc.	96,849	0.0

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
6,417	(1)	Freshpet, Inc.	$915,642	0.2
2,723	(1)	Herbalife Nutrition Ltd.	115,401	0.0
19,748		Hershey Co.	3,342,349	0.5
17,579		Kellogg Co.	1,123,650	0.2
6,795		Lamb Weston Holdings, Inc.	417,009	0.1
3,082	(1)	Pilgrim's Pride Corp.	89,625	0.0
			11,623,523	1.8

		Energy: 1.6%
7,346		Cabot Oil & Gas Corp.	159,849	0.0
36,844	(1)	Cheniere Energy, Inc.	3,598,553	0.6
3,162		Cimarex Energy Co.	275,726	0.1
1,053	(2)	Continental Resources, Inc.	48,596	0.0
13,465		Diamondback Energy, Inc.	1,274,732	0.2
7,387		Halliburton Co.	159,707	0.0
2,966		Hess Corp.	231,674	0.0
4,165		New Fortress Energy, Inc.	115,579	0.0
16,884		Occidental Petroleum Corp.	499,429	0.1
15,143		Pioneer Natural Resources Co.	2,521,461	0.4
927		Texas Pacific Land Corp.	1,121,077	0.2
			10,006,383	1.6

		Financials: 5.0%
233	(1)	Alleghany Corp.	145,487	0.0
9,998		Ameriprise Financial, Inc.	2,640,672	0.4
28,502		Apollo Global Management, Inc.	1,755,438	0.3
14,333	(1)	Arch Capital Group Ltd.	547,234	0.1
19,005		Ares Management Corp.	1,403,139	0.2
2,138		Brown & Brown, Inc.	118,552	0.0
11,828		Citizens Financial Group, Inc.	555,679	0.1
102	(1)	Credit Acceptance Corp.	59,700	0.0
25,892		Discover Financial Services	3,180,832	0.5
2,730		Erie Indemnity Co.	487,086	0.1
1,415		Everest Re Group Ltd.	354,854	0.1
5,133		Factset Research Systems, Inc.	2,026,406	0.3
6,587	(1)	GoHealth, Inc.	33,133	0.0
625	(1),(2)	Lemonade, Inc.	41,881	0.0
4,471		Lincoln National Corp.	307,381	0.0
12,518		LPL Financial Holdings, Inc.	1,962,322	0.3
355	(1)	Markel Corp.	424,271	0.1
5,875		MarketAxess Holdings, Inc.	2,471,554	0.4
3,332		Morningstar, Inc.	863,088	0.1
8,944		MSCI, Inc. - Class A	5,440,993	0.8
1,481		Raymond James Financial, Inc.	136,667	0.0
3,239		RenaissanceRe Holdings Ltd.	451,517	0.1
21,718	(2)	Rocket Cos, Inc.	348,357	0.1
2,373		Sterling Bancorp	59,230	0.0
16,718		Synchrony Financial	817,176	0.1
1,703		Synovus Financial Corp.	74,745	0.0
11,731		T. Rowe Price Group, Inc.	2,307,488	0.4
7,090	(1)	Upstart Holdings, Inc.	2,243,559	0.4
7,067	(2)	UWM Holdings Corp.	49,116	0.0
8,338		Western Alliance Bancorp.	907,341	0.1
			32,214,898	5.0

		Health Care: 17.6%
13,150	(1)	10X Genomics, Inc.	1,914,377	0.3
6,969	(1)	Abiomed, Inc.	2,268,549	0.3
8,295	(1)	Acceleron Pharma, Inc.	1,427,569	0.2
15,245	(1)	Adaptive Biotechnologies Corp.	518,178	0.1
42,887		Agilent Technologies, Inc.	6,755,989	1.0
10,039	(1)	agilon health, Inc.	263,122	0.0
18,650	(1)	Alnylam Pharmaceuticals, Inc.	3,521,306	0.5
4,457	(1)	Amedisys, Inc.	664,539	0.1
91,182	(1)	Avantor, Inc.	3,729,344	0.6
6,088		Bio-Techne Corp.	2,950,062	0.4
16,088		Bruker Corp.	1,256,473	0.2
27,001		Cardinal Health, Inc.	1,335,469	0.2
6,003	(1)	Catalent, Inc.	798,819	0.1
7,419	(1)	Certara, Inc.	245,569	0.0
7,343	(1)	Charles River Laboratories International, Inc.	3,030,236	0.5
638		Chemed Corp.	296,747	0.0
8,353	(1),(2)	CureVac NV	456,241	0.1
7,633	(1)	DaVita, Inc.	887,413	0.1
15,165	(1)	DexCom, Inc.	8,293,132	1.3
8,794		Encompass Health Corp.	659,902	0.1
24,836	(1)	Exact Sciences Corp.	2,370,596	0.4
41,661	(1)	Exelixis, Inc.	880,713	0.1
1,506	(1),(2)	Figs, Inc.	55,933	0.0
620	(1)	Globus Medical, Inc.	47,504	0.0
14,121	(1)	Guardant Health, Inc.	1,765,266	0.3
6,420	(1)	Horizon Therapeutics Plc	703,247	0.1
13,312	(1)	Idexx Laboratories, Inc.	8,278,733	1.3
24,869	(1)	Incyte Corp., Ltd.	1,710,490	0.3
10,398	(1)	Insulet Corp.	2,955,424	0.5
20,310	(1)	Ionis Pharmaceuticals, Inc.	681,197	0.1
7,040	(1)	Iovance Biotherapeutics, Inc.	173,606	0.0
14,822	(1)	IQVIA Holdings, Inc.	3,550,462	0.5
15,971	(1)	Maravai LifeSciences Holdings, Inc.	783,857	0.1
5,704	(1)	Masimo Corp.	1,544,130	0.2
3,510		McKesson Corp.	699,824	0.1
3,610	(1)	Mettler Toledo International, Inc.	4,972,270	0.8
5,146	(1)	Mirati Therapeutics, Inc.	910,379	0.1
1,378	(1)	Molina Healthcare, Inc.	373,865	0.1
12,230	(1)	Natera, Inc.	1,362,911	0.2
14,707	(1)	Neurocrine Biosciences, Inc.	1,410,548	0.2
11,613	(1)	Novavax, Inc.	2,407,491	0.4
16,096	(1)	Novocure Ltd.	1,869,872	0.3
13,938	(1),(2)	Oak Street Health, Inc.	592,783	0.1
5,310	(1)	Penumbra, Inc.	1,415,115	0.2

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
10,302	(1)	PPD, Inc.	$482,031	0.1
8,106	(1)	Repligen Corp.	2,342,553	0.4
20,369		Resmed, Inc.	5,368,250	0.8
30,276		Royalty Pharma PLC	1,094,175	0.2
11,998	(1)	Sarepta Therapeutics, Inc.	1,109,575	0.2
18,738	(1)	Seagen, Inc.	3,181,712	0.5
15,626	(1)	Sotera Health Co.	408,620	0.1
1,835		STERIS Public Ltd. Co.	374,854	0.1
2,064	(1)	Syneos Health, Inc.	180,559	0.0
9,021	(1)	Tandem Diabetes Care, Inc.	1,076,927	0.2
1,301		Teleflex, Inc.	489,892	0.1
7,539	(1)	Ultragenyx Pharmaceutical, Inc.	679,942	0.1
21,548	(1)	Veeva Systems, Inc.	6,209,487	1.0
8,943	(1)	Waters Corp.	3,195,334	0.5
11,560		West Pharmaceutical Services, Inc.	4,907,682	0.8
			113,890,845	17.6

		Industrials: 14.3%
9,509		Advanced Drainage Systems, Inc.	1,028,588	0.2
961		AGCO Corp.	117,751	0.0
10,744		Allegion Public Ltd.	1,420,142	0.2
12,551		Allison Transmission Holdings, Inc.	443,301	0.1
3,611		Armstrong World Industries, Inc.	344,742	0.0
10,201	(1)	Axon Enterprise, Inc.	1,785,379	0.3
20,947		Booz Allen Hamilton Holding Corp.	1,662,144	0.3
11,248		BWX Technologies, Inc.	605,817	0.1
3,093		Carlisle Cos., Inc.	614,857	0.1
64,018		Carrier Global Corp.	3,313,572	0.5
4,090		CH Robinson Worldwide, Inc.	355,830	0.0
12,876		Cintas Corp.	4,901,378	0.8
32,881	(1)	Copart, Inc.	4,561,252	0.7
2,855	(1)	Core & Main, Inc.	74,830	0.0
47,813	(1)	CoStar Group, Inc.	4,114,787	0.6
100,524	(1)	Delta Air Lines, Inc.	4,283,328	0.7
2,437		Donaldson Co., Inc.	139,908	0.0
7,280		Equifax, Inc.	1,844,898	0.3
19,292		Expeditors International Washington, Inc.	2,298,256	0.4
80,058		Fastenal Co.	4,131,793	0.6
5,540		Fortune Brands Home & Security, Inc.	495,387	0.1
9,646	(1)	Generac Holdings, Inc.	3,942,031	0.6
16,395		Graco, Inc.	1,147,158	0.2
13,045	(1)	GXO Logistics, Inc.	1,023,250	0.2
3,983		Heico Corp. - Class A - HEI.A	471,707	0.1
2,268		Heico Corp. - HEI	299,081	0.0
4,503		Howmet Aerospace, Inc.	140,494	0.0
21,206	(1)	IAA, Inc.	1,157,211	0.2
11,740		JB Hunt Transport Services, Inc.	1,963,163	0.3
3,806		Kansas City Southern	1,030,056	0.2
5,330		Landstar System, Inc.	841,181	0.1
1,779	(1),(2)	Legalzoom.com, Inc.	46,966	0.0
9,027		Lincoln Electric Holdings, Inc.	1,162,587	0.2
44,913	(1)	Lyft, Inc.	2,406,888	0.4
2,607	(1)	Middleby Corp.	444,520	0.1
1,654		MSA Safety, Inc.	240,988	0.0
1,561		Nordson Corp.	371,752	0.1
14,808		Old Dominion Freight Line	4,234,792	0.7
3,359		Parker Hannifin Corp.	939,244	0.1
80,468	(1)	Plug Power, Inc.	2,055,153	0.3
15,149		Robert Half International, Inc.	1,519,899	0.2
11,084		Rockwell Automation, Inc.	3,259,139	0.5
33,101		Rollins, Inc.	1,169,458	0.2
3,611	(1)	SiteOne Landscape Supply, Inc.	720,286	0.1
4,807		Spirit Aerosystems Holdings, Inc.	212,421	0.0
9,660	(1)	The AZEK Co., Inc.	352,880	0.0
15,981		Toro Co.	1,556,709	0.2
18,285		Trane Technologies PLC	3,156,905	0.5
2,342	(1)	TransDigm Group, Inc.	1,462,743	0.2
20,561		TransUnion	2,309,206	0.4
18,194	(1)	Trex Co., Inc.	1,854,514	0.3
612	(1),(2)	TuSimple Holdings, Inc.	22,724	0.0
3,947	(1)	United Rentals, Inc.	1,385,121	0.2
15,904		Verisk Analytics, Inc.	3,185,094	0.5
44,216		Vertiv Holdings Co.	1,065,163	0.2
25,861	(1),(2)	Virgin Galactic Holdings, Inc.	654,283	0.1
6,066		WW Grainger, Inc.	2,384,302	0.4
13,045	(1)	XPO Logistics, Inc.	1,038,121	0.2
18,554		Xylem, Inc.	2,294,759	0.3
			92,059,889	14.3

		Information Technology: 34.0%
6,312	(1)	Allegro MicroSystems, Inc.	201,732	0.0
9,243	(1)	Alteryx, Inc.	675,663	0.1
65,314		Amphenol Corp.	4,782,944	0.7
22,079	(1)	Anaplan, Inc.	1,344,390	0.2
5,699	(1)	ANSYS, Inc.	1,940,225	0.3
8,467	(1)	Arista Networks, Inc.	2,909,600	0.5
10,679	(1)	Aspen Technology, Inc.	1,311,381	0.2
13,320	(1)	Avalara, Inc.	2,327,936	0.4
21,696	(2)	Bentley Systems, Inc.	1,315,645	0.2
12,422	(1)	Bill.com Holdings, Inc.	3,316,053	0.5
16,514		Broadridge Financial Solutions, Inc. ADR	2,751,893	0.4
9,484		Brooks Automation, Inc.	970,687	0.2
1,443	(1),(2)	C3.ai, Inc.	66,869	0.0
43,230	(1)	Cadence Design Systems, Inc.	6,546,751	1.0
2,971		CDK Global, Inc.	126,416	0.0
21,587		CDW Corp.	3,929,266	0.6
6,934		Citrix Systems, Inc.	744,504	0.1
38,320	(1)	Cloudflare, Inc.	4,316,748	0.7
26,886		Cognex Corp.	2,156,795	0.3
3,446	(1)	Coherent, Inc.	861,810	0.1
31,557	(1)	CommScope Holding Co., Inc.	428,860	0.1
40,459		Corning, Inc.	1,476,349	0.2
11,507	(1)	Coupa Software, Inc.	2,522,104	0.4
31,002	(1)	Crowdstrike Holdings, Inc.	7,619,672	1.2

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
36,527	(1)	Datadog, Inc.	$5,163,091	0.8
30,004	(1)	DocuSign, Inc.	7,723,930	1.2
2,444	(1),(2)	DoubleVerify Holdings, Inc.	83,487	0.0
47,932	(1)	Dropbox, Inc.	1,400,573	0.2
2,514	(1),(2)	Duck Creek Technologies, Inc.	111,219	0.0
29,114	(1)	Dynatrace, Inc.	2,066,221	0.3
10,947	(1)	Elastic NV	1,630,994	0.3
20,742	(1)	Enphase Energy, Inc.	3,110,678	0.5
21,171		Entegris, Inc.	2,665,429	0.4
8,463	(1)	EPAM Systems, Inc.	4,827,972	0.8
5,636	(1)	Euronet Worldwide, Inc.	717,350	0.1
6,029	(1)	Everbridge, Inc.	910,620	0.1
4,327	(1)	Fair Isaac Corp.	1,721,843	0.3
10,797	(1)	FireEye, Inc.	192,187	0.0
10,501	(1)	Five9, Inc.	1,677,430	0.3
2,936	(1)	FleetCor Technologies, Inc.	767,089	0.1
21,064	(1)	Fortinet, Inc.	6,151,531	1.0
12,797	(1)	Gartner, Inc.	3,888,752	0.6
1,440		Genpact Ltd.	68,414	0.0
6,356	(1)	Globant SA	1,786,100	0.3
2,693	(1)	GoDaddy, Inc.	187,702	0.0
65,612		HP, Inc.	1,795,144	0.3
7,009	(1)	HubSpot, Inc.	4,738,715	0.7
410	(1)	IPG Photonics Corp.	64,944	0.0
17,695		Jabil, Inc.	1,032,857	0.2
3,031		Jack Henry & Associates, Inc.	497,266	0.1
7,044	(1),(2)	Jamf Holding Corp.	271,335	0.0
12,802	(1)	Keysight Technologies, Inc.	2,103,241	0.3
5,304	(1)	Manhattan Associates, Inc.	811,671	0.1
8,186		McAfee Corp.	180,992	0.0
9,091	(1)	Medallia, Inc.	307,912	0.0
35,643		Microchip Technology, Inc.	5,470,844	0.9
7,337		MKS Instruments, Inc.	1,107,227	0.2
9,746	(1)	MongoDB, Inc.	4,595,336	0.7
7,049		Monolithic Power Systems, Inc.	3,416,509	0.5
8,822	(1)	nCino, Inc.	626,627	0.1
6,813	(1)	NCR Corp.	264,072	0.0
23,204		NetApp, Inc.	2,082,791	0.3
8,110	(1)	New Relic, Inc.	582,055	0.1
22,906		NortonLifeLock, Inc.	579,522	0.1
17,027	(1)	Nuance Communications, Inc.	937,166	0.1
30,280	(1)	Nutanix, Inc.	1,141,556	0.2
19,535	(1)	Okta, Inc.	4,636,437	0.7
36,024	(1)	ON Semiconductor Corp.	1,648,818	0.3
255,526	(1)	Palantir Technologies, Inc.	6,142,845	1.0
14,992	(1)	Palo Alto Networks, Inc.	7,181,168	1.1
44,180		Paychex, Inc.	4,968,041	0.8
7,975	(1)	Paycom Software, Inc.	3,953,606	0.6
2,340	(1),(2)	Paycor HCM, Inc.	82,274	0.0
5,892	(1)	Paylocity Holding Corp.	1,652,117	0.3
6,054		Pegasystems, Inc.	769,463	0.1
1,147	(1),(2)	Procore Technologies, Inc.	102,473	0.0
16,574	(1)	PTC, Inc.	1,985,399	0.3
39,233	(1)	Pure Storage, Inc. - Class A	987,102	0.2
12,637	(1)	RingCentral, Inc.	2,748,548	0.4
49,899	(1),(2)	Sabre Corp.	590,804	0.1
6,751	(1)	Shift4 Payments, Inc.	523,338	0.1
12,245		Skyworks Solutions, Inc.	2,017,731	0.3
18,888	(1)	Smartsheet, Inc.	1,299,872	0.2
25,766	(1)	Splunk, Inc.	3,728,598	0.6
32,376	(1)	StoneCo Ltd.	1,124,095	0.2
18,020		Switch, Inc.	457,528	0.1
15,132	(1)	Synopsys, Inc.	4,530,672	0.7
14,618	(1)	Teradata Corp.	838,342	0.1
26,140		Teradyne, Inc.	2,853,704	0.4
67,389	(1)	Trade Desk, Inc./The	4,737,447	0.7
5,483	(1)	Tyler Technologies, Inc.	2,514,778	0.4
917		Ubiquiti, Inc.	273,880	0.0
23,406	(1)	Unity Software, Inc.	2,955,008	0.5
6,805		Universal Display Corp.	1,163,383	0.2
14,383		Vontier Corp.	483,269	0.1
15,920		Western Union Co.	321,902	0.1
4,712	(1)	WEX, Inc.	829,972	0.1
8,384	(1)	Wix.com Ltd.	1,643,012	0.3
38,689		Xilinx, Inc.	5,841,652	0.9
8,374	(1)	Zebra Technologies Corp.	4,316,127	0.7
18,711	(1)	Zendesk, Inc.	2,177,773	0.3
12,156	(1)	Zscaler, Inc.	3,187,546	0.5
			219,373,411	34.0

		Materials: 1.7%
6,911		Avery Dennison Corp.	1,432,028	0.2
5,742	(1)	Axalta Coating Systems Ltd.	167,609	0.0
14,966		Ball Corp.	1,346,491	0.2
6,363		Celanese Corp. - Series A	958,522	0.2
13,327		Chemours Co.	387,283	0.1
2,443		Crown Holdings, Inc.	246,205	0.0
6,069	(1)	Diversey Holdings Ltd.	97,347	0.0
5,126		FMC Corp.	469,337	0.1
12,515		Graphic Packaging Holding Co.	238,286	0.0
1,098		Louisiana-Pacific Corp.	67,384	0.0
5,086		LyondellBasell Industries NV - Class A	477,321	0.1
1,718		Olin Corp.	82,893	0.0
15,714		PPG Industries, Inc.	2,247,259	0.4
11,724		RPM International, Inc.	910,369	0.1
6,455		Scotts Miracle-Gro Co.	944,754	0.1
12,763		Sealed Air Corp.	699,285	0.1
5,701		Steel Dynamics, Inc.	333,394	0.1
1,042		Westlake Chemical Corp.	94,968	0.0
			11,200,735	1.7

		Real Estate: 1.9%
2,784	(1)	CBRE Group, Inc.	271,050	0.0
5,383		Coresite Realty Corp.	745,761	0.1
14,428		Equity Lifestyle Properties, Inc.	1,126,827	0.2
1,836		Extra Space Storage, Inc.	308,430	0.1
31,717		Iron Mountain, Inc.	1,378,104	0.2
11,842		Lamar Advertising Co.	1,343,475	0.2

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
14,208	(1),(2)	Opendoor Technologies, Inc.	$291,690	0.0
2,846		SBA Communications Corp.	940,802	0.2
44,588		Simon Property Group, Inc.	5,795,102	0.9
			12,201,241	1.9

		Utilities: 0.1%
5,040	(2)	Brookfield Renewable Corp.	195,603	0.0
17,370		NRG Energy, Inc.	709,217	0.1
			904,820	0.1

		Total Common Stock
		(Cost $381,087,199)	639,155,816	99.1

EXCHANGE-TRADED FUNDS: 0.7%
42,257		iShares Russell Mid-Cap Growth ETF	4,735,742	0.7

		Total Exchange-Traded Funds
		(Cost $4,864,906)	4,735,742	0.7

		Total Long-Term Investments
		(Cost $385,952,105)	643,891,558	99.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
		Repurchase Agreements: 1.7%
2,496,332	(3)	Bank of America Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $2,496,335, collateralized by various U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $2,546,259, due 09/01/31-07/01/60)	2,496,332	0.4
2,496,300	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $2,496,303, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.430%-9.500%, Market Value plus accrued interest $2,546,226, due 11/01/21-07/20/71)	2,496,300	0.4
740,067	(3)	Citigroup, Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $740,068, collateralized by various U.S. Government Securities, 0.125%-2.750%, Market Value plus accrued interest $754,868, due 06/30/22-02/15/28)	740,067	0.1
2,496,332	(3)	Daiwa Capital Markets, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $2,496,335, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,546,259, due 11/15/21-10/01/51)	2,496,332	0.4
2,496,332	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $2,496,335, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,546,259, due 10/31/21-05/01/58)	2,496,332	0.4

		Total Repurchase Agreements
		(Cost $10,725,363)	10,725,363	1.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.2%
1,460,000	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
		(Cost $1,460,000)	1,460,000	0.2

		Total Short-Term Investments
		(Cost $12,185,363)	12,185,363	1.9

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Total Investments in Securities (Cost $398,137,468)	$656,076,921	101.7
Liabilities in Excess of Other Assets	(10,732,548)	(1.7)
Net Assets	$645,344,373	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2021.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$639,155,816	$–	$–	$639,155,816
Exchange-Traded Funds	4,735,742	–	–	4,735,742
Short-Term Investments	1,460,000	10,725,363	–	12,185,363
Total Investments, at fair value	$645,351,558	$10,725,363	$–	$656,076,921
Liabilities Table
Other Financial Instruments+
Futures	$(40,641)	$–	$–	$(40,641)
Total Liabilities	$(40,641)	$–	$–	$(40,641)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2021, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	6	12/17/21	$1,579,920	$(40,641)
			$1,579,920	$(40,641)

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $399,058,689.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$272,125,246
Gross Unrealized Depreciation	(15,147,655)
Net Unrealized Appreciation	$256,977,591